Shareholders' Equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Amount
Balance at the beginning year			$ 5,803.4
Exercise of stock options			0.6	$ 4.3
Dividend reinvestment plan	$ 3.4	$ 5.9	7.3	$ 9.1
Balance at the ending year	$ 5,817.6		$ 5,817.6		$ 5,803.4
Common shares
Shareholders' Equity
Shares issued	192,873,810		192,873,810
Shares outstanding	192,873,810		192,873,810
Shares, par value (dollars per share)	$ 0		$ 0
Number of shares
Number of shares outstanding at end of year	192,873,810		192,873,810
Preferred shares
Shareholders' Equity
Shares issued	0		0
Share capital
Shareholders' Equity
Shares outstanding	192,873,810		192,873,810		192,798,692
Number of shares
Number of shares outstanding at beginning of year			192,798,692	192,552,695	192,552,695
Exercise of stock options			6,883		110,917
Vesting of restricted share units			34,834		33,274
Dividend reinvestment plan			33,401		101,806
Number of shares outstanding at end of year	192,873,810		192,873,810		192,798,692
Amount
Balance at the beginning year			$ 5,803.4	$ 5,769.1	$ 5,769.1
Exercise of stock options			0.8	5.5	9.9
Vesting of restricted share units			6.1	5.5	5.7
Dividend reinvestment plan			7.3	$ 9.1	18.7
Balance at the ending year	$ 5,817.6		$ 5,817.6		$ 5,803.4